Equity-Accounted Joint Ventures - Angola Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 m³	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of vessels		42	10
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Principal amount outstanding on secured loan facilities and finance leases | $				$ 37.2	$ 157.5
Number of vessels | vessel		4
Volume of vessels (in cubic meter) | m³	160,400
Angola Joint Venture | NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Angola Joint Venture | Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%